Working capital (Tables)	12 Months Ended
Jun. 30, 2024
Summary Of Additional Information About Working Capital [Abstract]
Schedule of inventories	(a) Inventories

	2024 $ million	2023 re-presented $ million
Raw materials and consumables	639	684
Work in progress	118	166
Maturing inventories	7,832	7,300
Finished goods and goods for resale	1,131	1,503
	9,720	9,653

Schedule of inventories expected to be utilised after more than one year	Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits. The following amounts of inventories can be utilised after more than one year:

	2024 $ million	2023 re-presented $ million
Raw materials and consumables	19	29
Maturing inventories	5,885	5,119
	5,904	5,148

Schedule of provisions for obsolescence of inventories	Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Balance at beginning of the year	128	113	133
Exchange differences	(3)	(27)	(8)
Income statement charge	51	66	8
Utilised	(47)	(23)	(18)
Sale of businesses	(5)	(1)	(2)
	124	128	113

Schedule of trade and other receivables	(b) Trade and other receivables

	2024		2023 (re-presented)
	Current assets $ million	Non-current assets $ million	Current assets $ million	Non-current assets $ million
Trade receivables	2,674	—	2,534	—
Interest receivable	31	—	15	—
VAT recoverable and other prepaid taxes	227	17	342	19
Other receivables	240	14	205	16
Prepayments	274	7	288	4
Accrued income	41	—	43	—
	3,487	38	3,427	39

Schedule of aged analysis of trade receivables net of allowances	The aged analysis of trade receivables, net of expected credit loss allowance, is as follows:

	2024 $ million	2023 re-presented $ million
Not overdue	2,490	2,479
Overdue 1 – 30 days	43	32
Overdue 31 – 60 days	31	8
Overdue 61 – 90 days	27	4
Overdue 91 – 180 days	71	7
Overdue more than 180 days	12	4
	2,674	2,534

Schedule of expected credit loss allowance for doubtful debts	Trade and other receivables are disclosed net of expected credit loss allowance for doubtful debts, an analysis of which is as follows:

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Balance at beginning of the year	112	143	154
Exchange differences	(3)	(10)	(12)
Income statement (release)/charge	8	(4)	28
Written off	(22)	(17)	(27)
	95	112	143

Schedule of trade and other payables	(c) Trade and other payables

	2024		2023 (re-presented)
	Current liabilities $ million	Non-current liabilities $ million	Current liabilities $ million	Non-current liabilities $ million
Trade payables	3,071	—	3,351	—
Interest payable	358	—	299	—
Tax and social security excluding income tax	724	—	796	—
Other payables	499	304	544	463
Accruals	1,564	—	1,549	—
Deferred income	84	—	92	—
Dividend payable	31	—	29	—
Dividend payable to non-controlling interests	23	—	18	—
	6,354	304	6,678	463

Schedule of movement in provisions	(d) Provisions

	Thalidomide $ million	Other $ million	Total $ million
At 30 June 2023 (re-presented)	212	244	456
Exchange differences	—	(3)	(3)
Provisions charged during the year	—	61	61
Provisions utilised during the year	(17)	(103)	(120)
Transfers from other payables	—	(5)	(5)
Unwinding of discounts	6	2	8
At 30 June 2024	201	196	397
Current liabilities	17	80	97
Non-current liabilities	184	116	300
	201	196	397